Schedule of Cash Collateral Liability By Loaned Security Type (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial Instruments Owned and Pledged as Collateral [Line Items]
Collateral open	$ 2,472,468	$ 2,480,996	$ 2,361,952
Market Value	2,387,383	2,392,657	$ 2,280,442
Cash and Cash Equivalents
Financial Instruments Owned and Pledged as Collateral [Line Items]
Collateral open	10,200
Market Value	9,999
US Treasury
Financial Instruments Owned and Pledged as Collateral [Line Items]
Collateral open	19,506	2,038
Market Value	18,919	1,994
Foreign government
Financial Instruments Owned and Pledged as Collateral [Line Items]
Collateral open	13,512	13,984
Market Value	12,881	13,344
U.S. Corporate
Financial Instruments Owned and Pledged as Collateral [Line Items]
Collateral open	2,429,250	2,464,974
Market Value	$ 2,345,584	$ 2,377,319